Fair value (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	978,978	633,400	1,093,893	2,706,271
Debt instruments measured at fair value through other comprehensive income	11,194,459	6,435,328	—	17,629,787
Equity instruments measured at fair value through other comprehensive income	556,162	27,686	39,870	623,718
Derivatives receivable	—	793,361	—	793,361

	12,729,599	7,889,775	1,133,763	21,753,137

Accrued interest				291,488

Total financial assets				22,044,625

Financial liabilities
Derivatives payable	—	413,797	—	413,797

(*)	As of December 31, 2021 and 2020, correspond mainly to participations in mutual funds and investment funds.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	577,438	986,627	478,712	2,042,777
Debt instruments measured at fair value through other comprehensive income	10,247,432	7,654,920	—	17,902,352
Equity instruments measured at fair value through other comprehensive income	1,329,471	7,867	36,210	1,373,548
Derivatives receivable	—	395,249	—	395,249

	12,154,341	9,044,663	514,922	21,713,926

Accrued interest				251,140

Total financial assets				21,965,066

Financial liabilities
Derivatives payable	—	271,326	—	271,326

(*)	As of December 31, 2021 and 2020, correspond s mainly to participations in mutual funds and investment funds.

Summary of significant unobservable inputs used in fair value measurement of assets
The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2021	2020
Listed shares	Net asset value	NAV	203.53	215.19	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/11,199,000 as of December 31, 2021 and S/10,754,000 as of December 31, 2020.

Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/7,300,000 as of December 31, 2021 and S/1,448,000 as of December 31, 2020.

Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/78,305,000 as of December 31, 2021 and S/27,983,000 as of December 31, 2020.

Listed shares	Equity method	—	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in increase in fair value of S/1,994,000 as of December 31, 2021 and S/1,811,000 as of December 31, 2020.

Summary of fair value measurement of assets
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2021	2020
	S/(000)	S/(000)
Initial balance as of January 1	514,922	487,352
Purchases	629,543	155,198
Sales	(237,870)	(272,711)
Gain recognized on the consolidated statement of income	227,168	145,083

Balance as of December 31	1,133,763	514,922

Summary of fair value measurement of assets and liabilities levels of hierarchy
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2021					As of December 31, 2020
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	17,104,465	—	17,104,465	17,104,465	—	18,765,482	—	18,765,482	18,765,482
Inter-bank funds	—	30,002	—	30,002	30,002	—	18,105	—	18,105	18,105
Investments at amortized cost	3,181,392	—	—	3,181,392	3,296,030	2,988,539	—	—	2,988,539	2,707,298
Loans, net	—	42,892,599	—	42,892,599	43,005,583	—	40,809,701	—	40,809,701	40,519,423
Due from customers on acceptances	—	152,423	—	152,423	152,423	—	16,320	—	16,320	16,320
Other accounts receivable and other assets, net	—	629,472	—	629,472	629,472	—	658,140	—	658,140	658,140

Total	3,181,392	60,808,961	—	63,990,353	64,217,975	2,988,539	60,267,748	—	63,256,287	62,684,768

Liabilities
Deposits and obligations	—	48,914,408	—	48,914,408	48,897,944	—	47,146,077	—	47,146,077	47,149,275
Inter-bank funds	—	—	—	—	—	—	28,971	—	28,971	28,971
Due to banks and correspondents	—	8,274,484	—	8,274,484	8,522,849	—	9,686,361	—	9,686,361	9,660,877
Bonds, notes and other obligations	7,286,082	1,202,219	—	8,488,301	8,389,672	6,831,566	1,430,646	—	8,262,212	7,778,751
Due from customers on acceptances	—	152,423	—	152,423	152,423	—	16,320	—	16,320	16,320
Insurance contract liabilities	—	11,958,058	—	11,958,058	11,958,058	—	12,501,723	—	12,501,723	12,501,723
Other accounts payable and other liabilities	—	1,865,080	—	1,865,080	1,865,080	—	1,732,461	—	1,732,461	1,732,461

Total	7,286,082	72,366,672	—	79,652,754	79,786,026	6,831,566	72,542,559	—	79,374,125	78,868,378